Other Assets and Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2020
IFRS Text Block [Abstract]
Disclosure of Other Non-Current Assets

14.1 Other non-current assets

	December 31,		December 31,
	2020		2019
Agreement with customers	Ps.	731	Ps.	953
Long-term prepaid advertising expenses		333		341
Guarantee deposits (1)		2,009		2,407
Prepaid bonuses		239		226
Advances to acquire property, plant and equipment		184		203
Recoverable taxes		1,701		2,111
Indemnifiable assets from business combinations		1,609		2,948
Others		720		1,343
	Ps.	7,526	Ps.	10,532
(1)	As it is customary in Brazil, the Company is required to guarantee tax, legal and labor contingencies by guarantee deposits including those related to business acquisitions. See Note 26.7.

Disclosure of Other Non-Current Financial Assets

14.2 Other non-current financial assets

	December 31,		December 31,
	2020		2019
Non-current accounts receivable	Ps.	983	Ps.	938
Derivative financial instruments (see Note 21)		14,283		8,260
Others		334		172
Other investments in equity instruments(1)		16,786		13,310
	Ps.	32,386	Ps.	22,680
(1)

Corresponds to the acquisition of a minority stake in Jetro Restaurant Depot as of November 8, 2019. On October 9, 2020, the Company acquired an additional minority stake in Jetro. Refer to Note 3.7.3.